DISPOSAL OF SUBSIDIARY (Details - SY Culture's assets and liabilities) - SY Cultures [Member]	Jun. 05, 2025 USD ($)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Disposal cash and cash equivalents	$ 186,155
Disposal accounts receivable	4,594
Disposal prepaid expenses and other assets, net	188,836
Disposal investment	27,802
Disposal goodwill	230,015
Disposal other payables and accrued liabilities	(70)
Disposal net assets value	$ 637,332